Property and Equipment, Net (Tables) - Evolv Technologies Holdings Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of property and equipment, net

	March 31,	December 31,
	2021	2020
Computers and telecom equipment	$217	$217
Lab equipment	494	487
Software	59	59
Furniture and fixtures	37	37
Leasehold improvements	95	95
Leased equipment	13,463	10,948
	14,365	11,843
Less: Accumulated depreciation and amortization	(2,979)	(2,527)
	$11,386	$9,316

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2020	2019
Computers and telecom equipment	$217	$217
Lab equipment	487	487
Software	59	59
Furniture and fixtures	37	37
Leasehold improvements	95	95
Leased equipment	10,948	4,252
	11,843	5,147
Less: Accumulated depreciation and amortization	(2,527)	(1,461)
	$9,316	$3,686

Schedule of leased equipment and the related accumulated depreciation

	March 31,	December 31,
	2021	2020
Leased equipment	$13,463	$10,948
Accumulated depreciation	(2,095)	(1,649)
Leased equipment, net	$11,368	$9,299

	December 31,
	2020	2019
Leased equipment	$10,948	$4,252
Accumulated depreciation	(1,649)	(616)
Leased equipment, net	$9,299	$3,636